CONTINGENCIES	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
CONTINGENCIES

14.	CONTINGENCIES

On October 22, 2024 the Company was served with a lawsuit from one of its suppliers demanding an amount of $457,477.91 for services rendered to the Company. The Company reached a formal settlement agreement on July 25, 2025. Under this agreement, the Company will pay $8,333 per month for 24 months (a total of $200,000) to settle this claim. The remaining balance over-accrued in previous periods of $254,000 was included in income in the period as a change in reserve for claims. Thus the balance of contingencies at September 30, 2025 is $NIL.